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                   POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED FEBRUARY 22, 2006 TO THE PROSPECTUS OF EACH FUND LISTED BELOW:

                  PowerShares Aerospace & Defense Portfolio
                PowerShares Dividend Achievers(TM) Portfolio
            PowerShares Dynamic Biotechnology & Genome Portfolio
            PowerShares Dynamic Building & Construction Portfolio
        PowerShares Dynamic Energy Exploration & Production Portfolio
                PowerShares Dynamic Food & Beverage Portfolio
        PowerShares Dynamic Hardware & Consumer Electronics Portfolio
                   PowerShares Dynamic Insurance Portfolio
               PowerShares Dynamic Large Cap Growth Portfolio
                PowerShares Dynamic Large Cap Value Portfolio
           PowerShares Dynamic Leisure and Entertainment Portfolio
                    PowerShares Dynamic Market Portfolio
                     PowerShares Dynamic Media Portfolio
                PowerShares Dynamic Mid Cap Growth Portfolio
                 PowerShares Dynamic Mid Cap Value Portfolio
                  PowerShares Dynamic Networking Portfolio
              PowerShares Dynamic Oil & Gas Services Portfolio
                      PowerShares Dynamic OTC Portfolio
                PowerShares Dynamic Pharmaceuticals Portfolio
                    PowerShares Dynamic Retail Portfolio
                PowerShares Dynamic Semiconductors Portfolio
               PowerShares Dynamic Small Cap Growth Portfolio
                PowerShares Dynamic Small Cap Value Portfolio
                   PowerShares Dynamic Software Portfolio
         PowerShares Dynamic Telecommunications & Wireless Portfolio
                   PowerShares Dynamic Utilities Portfolio
                   PowerShares FTSE RAFI US 1000 Portfolio
            PowerShares Golden Dragon Halter USX China Portfolio
        PowerShares High Growth Rate Dividend Achievers(TM) Portfolio
       PowerShares High Yield Equity Dividend Achievers(TM) Portfolio
         PowerShares International Dividend Achievers(TM) Portfolio
                     PowerShares Lux Nanotech Portfolio
           PowerShares Value Line Timeliness(TM) Select Portfolio
                    PowerShares Water Resources Portfolio
                PowerShares WilderHill Clean Energy Portfolio
                    PowerShares Zacks Micro Cap Portfolio
                    PowerShares Zacks Small Cap Portfolio
                              (each, a "Fund")


On January 23, 2006, AMVESCAP PLC announced that it had entered into a definitive agreement to acquire PowerShares Capital Management LLC (the "Adviser"), each Fund's investment adviser. Because the transaction would constitute an assignment of the Funds' investment advisory agreements with the Adviser under the Investment Company Act of 1940, and therefore would terminate those agreements, the Adviser intends to seek approval of new agreements by the Board, including a majority of the independent trustees, and shareholders. The transaction is expected to be completed, subject to satisfaction of certain conditions, including the requisite Board and shareholder approvals, in the second or third quarter of 2006.

             PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.